Fair Value Measurement - Summary of Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - Fair Value Measurements Recurring - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Carrying Value
Assets:
Equity method investment - FOX		$ 249,747	$ 245,214
Liabilities:
Put option of noncontrolling shareholders (1)	[1]	(50)	(50)
Interest rate swap		(13,483)	(9,828)
Total recorded at fair value		236,214	235,336
Estimate of Fair Value Measurement | Level 1
Assets:
Equity method investment - FOX		249,747	245,214
Liabilities:
Put option of noncontrolling shareholders (1)	[1]	0	0
Interest rate swap		0	0
Total recorded at fair value		249,747	245,214
Estimate of Fair Value Measurement | Level 2
Assets:
Equity method investment - FOX		0	0
Liabilities:
Put option of noncontrolling shareholders (1)	[1]	0	0
Interest rate swap		(13,483)	(9,828)
Total recorded at fair value		(13,483)	(9,828)
Estimate of Fair Value Measurement | Level 3
Assets:
Equity method investment - FOX		0	0
Liabilities:
Put option of noncontrolling shareholders (1)	[1]	(50)	(50)
Interest rate swap		0	0
Total recorded at fair value		$ (50)	$ (50)

[1]	Represents put options issued to noncontrolling shareholders in connection with the Liberty acquisition.